NOTE 5 - RELATED PARTIES TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Mar. 31, 2020
Additional Paid in Capital		$ 14,633,951
A B T I Pharma [Member]
Shareholder advances as loan payable to related party	24,736
Debt Instrument, Increase, Accrued Interest	$ 1,544
Debt Instrument, Interest Rate, Effective Percentage	13.00%
Additional Paid in Capital	$ 1,544
[custom:ResearchAndDevelopmentServicesRenderedByRelatedParty]	232,665
Accounts Payable, Related Parties, Current	$ 232,665